Loans to Customers - Schedule of Outstanding NPLs as Compared to Total Allowance for Impairment Losses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans to customers [abstract]
Gross NPLs	₸ 466,845	₸ 327,730
Total allowance for impairment losses	₸ 371,764	₸ 295,843
Total allowance for impairment losses to Gross NPLs	80.00%	90.00%